Capital stock (Tables)	12 Months Ended
Mar. 29, 2025
Equity [Abstract]
Summary of Common Stock Outstanding	The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 25, 2023	11,112,999	$39,019	7,717,970	$57,755	18,830,969	$96,774

Settlement of stock units	335,000	1,706	—	—	335,000	1,706

Balance as of March 30, 2024	11,447,999	$40,725	7,717,970	$57,755	19,165,969	$98,480

Settlement of stock units and stock options	428,718	2,129	—	—	428,718	2,129

Balance as of March 29, 2025	11,876,717	$42,854	7,717,970	$57,755	19,594,687	$100,609